Operating Segment and Geographical Information - Reconciliation of Reportable Segment Assets and Liabilities (Details) - HKD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Current assets	$ 187,284	$ 441,665
Intangible asset	438	438
Consolidated total assets	188,145	563,439
Liabilities
Tax liabilities	9,407	8,678
Consolidated total liabilities	10,748	13,130
Continuing Operations [Member] | Reportable Geographical Components [Member]
Assets
Current assets	187,284	439,941
Non-current financial assets	423	786
Consolidated total assets before intangible asset	187,707	440,727
Intangible asset	438	438
Consolidated total assets	188,145	441,165
Liabilities
Liabilities excluding tax liabilities	1,341	776
Tax liabilities	9,407	8,678
Consolidated total liabilities	$ 10,748	$ 9,454